SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Method of accounting

The accompanying audited consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). In addition, the financials include WL Holding and WLHK, entities combined with the Company as of December 31, 2022 and 2021 based on common control. The Company eliminates all significant intercompany balances and transactions in its audited consolidated financial statements.

Management has prepared the accompanying audited consolidated financial statements and these notes in accordance to generally accepted accounting principles in the United States (“US GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

Principles of consolidation

The accompanying audited consolidated financial statements reflect the activities of the Company, and each of the following entities:

	Place of	Attributable equity	Registered
Name of Company	incorporation	interest %	capital
WANG & LEE GROUP, Inc.	BVI	100	$2
WANG & LEE HOLDINGS, Inc.	BVI	100	100
WANG & LEE CONTRACTING LIMITED	Hong Kong SAR (“HK SAR”)	100	503,225

Management has eliminated all significant inter-company balances and transactions in preparing the accompanying audited consolidated financial statements.

On May 20, 2021, the Company incorporated in the BVI. On May 27, 2021, the Company incorporated WL Holding, a limited company incorporated in the BVI.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Principles of consolidation (Continued)

On July 2, 2021, we acquired WLHK. WLHK was owned 99% by Sau Lee Shirley Kam and 1% by Pui Lung Ho. Pui Lung Ho owns 100% of the common stock of WANG & LEE GROUP, Inc. through his ownership of WANG & LEE BROTHERS, Inc. Sau Lee Shirley Kam is mother of Pui Lung Ho. Since there is a family relationship between Sau Lee Shirley Kam and Pui Lung Ho, the acquisition of WLHK has been accounted for as a business combination under common control in accordance to ASC-805-30-5, in which the assets and liabilities of WLHK has been presented at their carrying values at the date of the transaction.

The accompanying financial statements have been prepared assuming the Company and its subsidiaries WL Holdings and WLHK were wholly owned by the Company from the beginning of the first period presented.

Use of estimates

The preparation of the audited consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the audited consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Cash and cash equivalents

The Company considers cash, bank deposit and all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents. Cash consists primarily of cash in accounts held at a financial institution. Certain of these accounts are designated as zero balance accounts wherein the balance is swept out nightly to reduce the Company’s line of credit balance, if any.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Advance and prepayments

The Company makes a deposit payment to suppliers and vendors for the procurement of materials. Upon physical receipt and inspection of the materials from suppliers, the applicable amount is reclassified from deposit and prepayments, and advance to contract costs due to those materials are ordered only when needed by specific projects.

Plant and equipment, net

Plant and equipment are carried at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of the plant and equipment are as follows:

Furniture & fixtures	5 years
Equipment	5 years
Motor vehicle	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s results of operations. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Accounting for the impairment of long-lived assets

The Company annually reviews its long-lived assets for impairment or whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Impairment may become obsolete from a difference in the industry, introduction of new technologies, or if the Company has inadequate working capital to utilize the long-lived assets to generate adequate profits. Impairment is present if the carrying amount of an asset is less than its expected future undiscounted cash flows.

If an asset is considered impaired, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the asset. Assets to be disposed of are reported lower the carrying amount or fair value fewer costs to selling.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Foreign currency translation

The accompanying audited consolidated financial statements are presented in United States dollars (“$”). The functional currency of the Company is the Hong Kong Dollars (“HK$”). WLHK’s assets and liabilities are translated into $ from HK$ at year-end exchange rates. Its revenues and expenses are translated at the average exchange rate during the period. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	2022	2021
Period-end $: HK$ exchange rate	7.7990	7.7971
Period average $: HK$ exchange rate	7.8298	7.7723

Adoption of new accounting standard

Effective January 1, 2022, the Company adopted ASU No. 2021-04, Earnings Per Share (Topic 260), Debt - Modifications and Extinguishments (Subtopic 470-50), Compensation - Stock Compensation (Topic 718), and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. This ASU provides guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic. It specifically addresses measurement, treatment and recognition of a freestanding equity-classified written call option modification or exchange. The adoption of this standard did not have an impact on the consolidated financial statements.

Effective January 1, 2022, the Company adopted ASU 2021-10, Government Assistance (Topic 832), Disclosures by Business Entities About Government Assistance, which requires entities to provide disclosures on material government assistance transactions for annual reporting periods. The disclosures include information around the nature of the assistance, the related accounting policies used to account for government assistance, the effect of government assistance on the entity’s financial statements and any significant terms and conditions of the agreements, including commitments and contingencies. The adoption of this standard did not have an impact on the consolidated financial statements.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue Recognition

As discussed in Note 1, the Company provides a variety of engineering and related professional services to customers located throughout the HK SAR. The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have written agreements with its customers and revenue on oral or implied arrangements is generally not recognized. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

Generally, revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

The Company recognizes revenue using the percentage-of-completion method, based primarily on contract costs incurred to date compared to total estimated contract costs. The percentage-of-completion method (an input method) is the most representative depiction of the Company’s performance because it directly measures the value of the services or products transferred to the customer. Subcontractor materials, labor and equipment are included in revenue and cost of revenue when management believes that the Company is acting as a principal rather than as an agent (e.g., the Company integrates the materials and labor into the deliverables promised to the customer or is otherwise primarily responsible for fulfillment and acceptability of the materials and labor). In the contracts with customer, there are terms that allow for the Company to implement variation order without seeking additional approval from their customers within a pre-approved range set forth in the contract; these variations may be for additional labor or materials necessary to fulfill the contract. The Company typically integrates the deliverables as part of the general performance obligation of the contract as a whole. Historically, any contract acquisition costs have been immaterial; in the event that such costs arose, the Company expenses such costs incurred as periodic cost. Any project mobilization costs such as obtaining government zoning, approvals and permits are included in project costs, and constitute a part of the overall performance obligation.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue Recognition (Continued)

The Company contracts set forth payment terms that require their customer to make payment within 30 days of billing which is triggered by the Company reaching the milestone to bill the customer after the Company has received certification that it has discharged its responsibilities under the terms of the contract.

Management does not believe that its contracts include a significant financing component because the period between delivery or the contracting services to the customer and the time of payment do not typically exceed one year.

For service contracts, such as fire safety systems inspection services, the Company recognizes revenue at a point in time when the service has been rendered to the customer which is evidenced by the Company submitting the annual inspection certificate to the Director of the Fire Services Department of the Government of the HK SAR.

The Company generally provides limited warranties for work that it has performed under its engineering and construction contracts; these warranty periods are known as the defect liabilities period (“DLP”). The DLP typically extends for a duration of one year from the substantial completion of the project for the customer. Historically, warranty claims have not resulted in significant costs. Contracts will include a provision whereby the Customer will withhold 5 to 10% of the total contract value until the end of the DLP at which point the customer will release the retention amounts to the Company.

The details of revenue and cost of revenue of the Company is as follows:

	December 31,
	2022	2021

Contract Revenue	$4,169,931	$4,135,059
Contract Costs	3,384,227	3,275,299
Gross Profit	$785,704	$859,760

Gross Profit Margin	19%	21%

Contract related assets and liabilities are classified as current assets and current liabilities. Significant balance sheet accounts related to the revenue cycle are as follows:

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue Recognition (Continued)

Account receivables, net

Account receivables, net (contract receivables) include amounts billed under the contract terms. The amounts are stated at their net realizable value. The Company maintains an allowance for expected credit loss to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a client’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables. Bad debts are written off against allowances.

Contract assets

Contract assets are recorded when progress to completion revenue earned on contracts exceeds amounts actually billed under the contract.

Contract liabilities

Contract liabilities are recorded when amounts actually billed under a contract exceeds the progress to completion revenue earned under the contract.

Deferred income

In the contracts, 5 to 10% of the contract sum (“Retention Revenue”) usually assign to be withheld at the end of a project for the limited warranties of work performed under its engineering and construction contracts to ensure that the Company meets the contract requirements. Once the defect liabilities period (“DLP”) started, the Company recognized retention receivable and deferred income. The Retention Revenue will be recognized once the DLP is ended and signed off by the customer.

Expected credit loss

ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. WLHK adopted the new standard effective January 1, 2019, the first day of the Company’s fiscal year and applied to account receivables, contract assets, retention receivables and other financial instruments. The adoption of this guidance did not materially impact the net earning and financial position and has no impact on the cash flows.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Retirement benefits

Retirement benefits in the form of mandatory government-sponsored defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of services.

Income Taxes

The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the audited consolidated financial statements or tax returns. Under this method, deferred income tax assets or liabilities are determined based upon the difference between the audited consolidated financial statement and income tax bases of assets and liabilities using enacted tax rates expected to apply when the differences settle or become realized. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. the Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by WLHK. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the audited consolidated balance sheets for cash, accounts receivable, other receivables, prepayments, accounts payable, other payables and short term loans each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 - inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Financial instruments (Continued)

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815.

Recent accounting pronouncements

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires entities to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The update will generally result in an entity recognizing contract assets and contract liabilities at amounts consistent with those recorded by the acquiree immediately before the acquisition date rather than at fair value. The new standard is effective on a prospective basis for fiscal years beginning after December 15, 2022, with early adoption permitted. This standard is effective for the Company on January 1, 2023 and the Company does not expect a significant impact to the consolidated financial statements upon adoption. However, the ultimate impact is dependent upon the size and frequency of future acquisitions.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s audited consolidated balance sheets, statement of operations and comprehensive income and statement of cash flows.